Basis of Presentation - Additional Information (Detail) CAD in Millions	12 Months Ended
	Jun. 30, 2015 USD ($) CAD / Note Segment Customer	Jun. 30, 2014 USD ($)	Nov. 12, 2013 USD ($)	Nov. 12, 2013 CAD	Jun. 07, 2011 USD ($)	Dec. 21, 2004 CAD / Note
Basis Of Presentation And Significant Accounting Policies [Line Items]
Cash equivalents	$ 0	$ 0
Customers which account for more than 10% of its revenues | Customer	0
Depreciation Expense	$ 46,600,000	45,200,000
Capital expenditures incurred but not yet paid	21,000,000
Amortization expense related to intangible assets	3,400,000	3,600,000
Deferred financing cost	5,800,000	7,400,000
Amortization of deferred financing costs	1,866,000	1,642,000
Impairment of Long-Lived Assets	0	0
Insurance reserves	25,900,000	22,100,000
Non-cash stock compensation	$ 4,170,000	$ 3,942,000
Weighted average trading price of common shares trading days	10 days
Historical value of Subordinated Note component of the IPS | CAD / Note	3.847					3.847
Number of reportable segments | Segment	2
Maximum
Basis Of Presentation And Significant Accounting Policies [Line Items]
Highly liquid investments maturities	3 months	3 months
6.25% Convertible Debenture
Basis Of Presentation And Significant Accounting Policies [Line Items]
Value of embedded conversion feature represents a liability	$ 9,000	$ 200,000
Deferred financing cost			$ 3,500,000	CAD 3.6	$ 3,000,000
6.25% Convertible Debenture | Non Cash
Basis Of Presentation And Significant Accounting Policies [Line Items]
Non cash gain in connection with change in fair value of notes	$ 200,000
Contract rights
Basis Of Presentation And Significant Accounting Policies [Line Items]
Estimated useful life of intangible assets	12 years	14 years
Contract rights | Minimum
Basis Of Presentation And Significant Accounting Policies [Line Items]
Estimated useful life of intangible assets	20 years
Contract rights | Maximum
Basis Of Presentation And Significant Accounting Policies [Line Items]
Estimated useful life of intangible assets	23 years
Non Compete Covenant | Minimum
Basis Of Presentation And Significant Accounting Policies [Line Items]
Estimated useful life of intangible assets	2 years
Non Compete Covenant | Maximum
Basis Of Presentation And Significant Accounting Policies [Line Items]
Estimated useful life of intangible assets	5 years
Transportation equipment | Minimum
Basis Of Presentation And Significant Accounting Policies [Line Items]
Property and equipment useful life	7 years	7 years
Transportation equipment | Maximum
Basis Of Presentation And Significant Accounting Policies [Line Items]
Property and equipment useful life	11 years	11 years
Buildings
Basis Of Presentation And Significant Accounting Policies [Line Items]
Property and equipment useful life	40 years	40 years
Other Property and Equipment | Minimum
Basis Of Presentation And Significant Accounting Policies [Line Items]
Property and equipment useful life	3 years
Other Property and Equipment | Maximum
Basis Of Presentation And Significant Accounting Policies [Line Items]
Property and equipment useful life	5 years